Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities
(9) Derivative Instruments and Hedging Activities

The Company uses interest rate swaps and interest rate cap contracts to manage certain interest rate risks. The valuation of these instruments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves. The fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. The Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurements.

During the fourth quarter of 2011, the Company entered into four interest rate swap contracts with an aggregate notional amount of $150.0 million that effectively fixed the interest rate on $150.0 million of the $200.0 million unsecured term loan at 2.66% through November 2016.  These derivatives qualify for hedge accounting.  As of December 31, 2011 the Company also had twelve interest rate cap contracts totaling a notional amount of $187.8 million that qualify for hedge accounting as they effectively limit the Company's exposure to interest rate risk by providing a ceiling on the underlying variable interest rate for $202.7 million of the Company's tax exempt variable rate debt.  The aggregate carrying value of the interest rate swap contracts was a liability of $1.4 million and the aggregate carrying value of the interest rate cap contracts was an asset of $0.2 million.

During the first quarter of 2011, the Company settled its remaining $20.0 million forward starting swap contract for $2.3 million which was applied to the $32.0 million mortgage obtained in February 2011, increasing the effective borrowing rate from 5.4% to 6.2%.

During 2010, the Company settled $355 million in forward-starting swap contracts for $81.3 million, which was applied to 10-year mortgage loans obtained in 2010.  The settlement of the forward-starting swaps increased the average effective interest rate on the 2010 mortgage loans from 4.5% to 6.8%.   During 2010, the Company incurred $2.3 million in expense related to the ineffectiveness of certain of the settled forward-starting swap hedges, which is included in impairment and other charges in the accompanying consolidated statement of operations for the year ended December 31, 2010.  No hedge ineffectiveness on cash flow hedges was incurred during the years ended December 31, 2011 and 2009.

During July 2010, the Company entered into a swap transaction (the "Swap") with respect to $38.0 million of tax-exempt bonds for the 101 San Fernando apartment community (the "Bonds") with Citibank, N.A. ("Citibank").  This swap is not designated as a hedge; accordingly the change in fair value of the swap is recorded as a gain or loss in the Company's consolidated statement of operations.  Under the terms of the Swap, the Company pays a variable amount equal to the SIFMA Index plus a fixed spread on a notional amount that starts at $35.2 million and over the three-year term of the swap increases ratably to $38.0 million.  In return, Citibank pays an amount equal to the coupon on the Bonds multiplied by the outstanding par value of the bonds, $38.0 million.  The Swap has a termination date of July 12, 2013 and may be terminated by the Company at anytime commencing in July 2011 and by Citibank if certain events occur.  Upon termination of the swap, whether early or on the stated termination date, a payment based on the change in value of the Bonds will occur.  Should the Bonds decline in value from the $35.2 million value of the Bonds at the inception of the swap, the Company will be obligated to make a payment equal to 100% of the price depreciation.  Should the Bonds increase in value, Citibank will be obligated to make a payment equal to approximately 85% of the price appreciation. As of December 31, 2011 and 2010, the fair value of the swap was a liability of $1.8 million and $3.0 million, respectively.